VIRTUS KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—90.9%
Communication Services—4.2%
Addcn Technology Co., Ltd. (Taiwan)	834,324	$4,527
Dayamitra Telekomunikasi PT (Indonesia)	73,418,400	3,082
Sarana Menara Nusantara Tbk PT (Indonesia)	189,879,486	6,662
		14,271

Consumer Discretionary—4.6%
Allegro.eu S.A. (Poland)(1)	1,104,760	9,546
Union Auction PCL Foreign Shares (Thailand)(2)	31,854,400	5,864
		15,410

Consumer Staples—11.6%
Anhui Gujing Distillery Co., Ltd. Class B (China)	577,509	6,482
BBB Foods, Inc. Class A (Mexico)(1)	206,498	6,895
Carlsberg Brewery Malaysia Bhd (Malaysia)	1,255,000	5,165
Chongqing Brewery Co., Ltd. Class A (China)	359,700	2,689
Clicks Group Ltd. (South Africa)	340,351	6,917
Heineken Malaysia Bhd (Malaysia)	1,936,600	10,957
		39,105

Financials—15.4%
BR Advisory Partners Participacoes S.A. (Brazil)	1,652,172	6,030
Caixa Seguridade Participacoes S.A. (Brazil)	5,723,439	17,359
Kaspi.KZ JSC ADR (Kazakhstan)(1)	61,759	4,825
Kfin Technologies Ltd. (India)	269,081	3,240
Optima bank S.A. (Greece)	1,111,824	10,074
Qualitas Controladora SAB de C.V. (Mexico)	993,617	10,268
		51,796

Health Care—6.4%
Haw Par Corp., Ltd. (Singapore)	1,152,074	14,054
Riverstone Holdings Ltd. (Singapore)	11,109,200	7,519
		21,573

Industrials—33.4%
Computer Age Management Services Ltd. (India)	565,880	4,665
Epiroc AB Class B (Sweden)	565,103	11,460
Esab Corp. (United States)	47,080	5,260
Ferreycorp SAA (Peru)	3,372,313	3,913
GPS Participacoes e Empreendimentos S.A. (Brazil)	3,803,526	11,217
Grupa Pracuj S.A. (Poland)	961,762	12,404
Haitian International Holdings Ltd. (China)	3,693,218	10,516
Humanica PCL Foreign Shares (Thailand)	14,677,100	2,353
Kanzhun Ltd. ADR (China)	158,433	3,229
Kerry TJ Logistics Co., Ltd. (Taiwan)	1,642,000	1,732
Lumax International Corp., Ltd. (Taiwan)	412,000	1,409
NICE Information Service Co., Ltd. (South Korea)	868,897	10,254
S-1 Corp. (South Korea)	151,276	7,571
Sporton International, Inc. (Taiwan)	1,158,268	5,898
Tegma Gestao Logistica S.A. (Brazil)	1,862,930	12,575
VAT Group AG (Switzerland)	16,905	8,236
		112,692

Information Technology—9.8%
Douzone Bizon Co., Ltd. (South Korea)	129,939	7,721
	Shares	Value

Information Technology—continued
LEENO Industrial, Inc. (South Korea)	332,150	$13,903
Oracle Financial Services Software Ltd. (India)	30,552	2,613
TOTVS S.A. (Brazil)	1,127,966	8,662
		32,899

Materials—5.5%
Avia Avian Tbk PT (Indonesia)	153,793,160	4,658
Corp. Moctezuma SAB de C.V. (Mexico)	3,073,330	13,824
		18,482

Total Common Stocks (Identified Cost $258,429)		306,228

Total Long-Term Investments—90.9% (Identified Cost $258,429)		306,228

Short-Term Investment—5.4%
Money Market Mutual Fund—5.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.651%)(3)	18,155,325	18,155
Total Short-Term Investment (Identified Cost $18,155)		18,155

TOTAL INVESTMENTS—96.3% (Identified Cost $276,584)		$324,383
Other assets and liabilities, net—3.7%		12,380
NET ASSETS—100.0%		$336,763

Abbreviations:
ADR	American Depositary Receipt
JSC	Joint Stock Company
PCL	Public Company Limited

Footnote Legend:
(1)	Non-income producing.
(2)	Affiliated investment.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
Brazil	17%
South Korea	12
Mexico	10
United States	7
China	7
Poland	7
Singapore	7
Other	33
Total	100%
† % of total investments as of December 31, 2025.
See Notes to Schedule of Investments

VIRTUS KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$306,228	$306,228
Money Market Mutual Fund	18,155	18,155
Total Investments	$324,383	$324,383
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common stock
Investments in Securities
Balance as of September 30, 2025:	$5,077	$5,077
Net change in unrealized appreciation (depreciation)(a)	(635)	(635)
Sales(b)	(4,442)	(4,442)
Balance as of December 31, 2025	$—	$—
(a) The net change in unrealized appreciation (depreciation) on investments still held at December 31, 2025, was $(635).
(b) Includes paydowns on securities.
See Notes to Schedule of Investments

VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.